Shareholder Report, Line Graph (Details) 192347_Grayscale Bitcoin Miners ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 30, 2025	Dec. 31, 2025
Grayscale Bitcoin Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Grayscale Bitcoin Miners ETF NAV
Accumulated Value	$ 10,000	$ 11,918
Indxx Bitcoin Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Indxx Bitcoin Miners Index
Accumulated Value	10,000	$ 11,919
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	$ 10,000	$ 11,472